INCOME TAXES (Details 3) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Exploration and evaluation assets	$ 50,111,000	$ 49,804,000	$ 11,053,000
Plant, equipment and mining properties	53,069,000	44,056,000
Deferred income tax assets and liabilities [Member]
Statement [Line Items]
Reclamation provision	979,000	167,000
Other deductible temporary differences	1,055,000	1,259,000
Exploration and evaluation assets	(3,054,000)	(3,310,000)
Plant, equipment and mining properties	(3,676,000)	(2,337,000)
Net deferred income tax liabilities	$ (4,696,000)	$ (5,221,000)